Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	406,470
Proposed Maximum Offering Price per Unit	12.05
Maximum Aggregate Offering Price	$ 4,897,963.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 749.88
Offering Note
(1)
Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Lake Shore Bancorp, Inc. 2025 Equity Incentive Plan, the Lake Shore Bancorp, Inc. 2012 Equity Incentive Plan, and the Lake Shore Bancorp, Inc. 2006 Stock Option Plan (the “Equity Plans”) as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Lake Shore Bancorp, Inc. (the “Company”) pursuant to 17 C.F.R. Section 230.416(a).
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Market on July 30, 2025.
(4)
The shares have been adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	12,608
Proposed Maximum Offering Price per Unit	7.89
Maximum Aggregate Offering Price	$ 99,477.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 15.23
Offering Note
(1)
Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Lake Shore Bancorp, Inc. 2025 Equity Incentive Plan, the Lake Shore Bancorp, Inc. 2012 Equity Incentive Plan, and the Lake Shore Bancorp, Inc. 2006 Stock Option Plan (the “Equity Plans”) as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Lake Shore Bancorp, Inc. (the “Company”) pursuant to 17 C.F.R. Section 230.416(a).
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Market on July 30, 2025.
(3)
Represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.
(5)
Represents the number of shares of common stock currently reserved for issuance for options that were granted on April 23, 2024, but have not been exercised by the recipient pursuant to the Lake Shore Bancorp, Inc. 2012 Equity Incentive Plan as adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	5,140
Proposed Maximum Offering Price per Unit	10.62
Maximum Aggregate Offering Price	$ 54,586.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 8.36
Offering Note
(1)
Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Lake Shore Bancorp, Inc. 2025 Equity Incentive Plan, the Lake Shore Bancorp, Inc. 2012 Equity Incentive Plan, and the Lake Shore Bancorp, Inc. 2006 Stock Option Plan (the “Equity Plans”) as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Lake Shore Bancorp, Inc. (the “Company”) pursuant to 17 C.F.R. Section 230.416(a).
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Market on July 30, 2025.
(3)
Represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.
(6)
Represents the number of shares of common stock currently reserved for issuance for options that were granted on October 21, 2016, but have not been exercised by the recipient pursuant to the Lake Shore Bancorp, Inc. 2012 Equity
Incentive Plan as adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	37,696
Proposed Maximum Offering Price per Unit	10.62
Maximum Aggregate Offering Price	$ 400,331.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 61.29
Offering Note
(1)
Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Lake Shore Bancorp, Inc. 2025 Equity Incentive Plan, the Lake Shore Bancorp, Inc. 2012 Equity Incentive Plan, and the Lake Shore Bancorp, Inc. 2006 Stock Option Plan (the “Equity Plans”) as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Lake Shore Bancorp, Inc. (the “Company”) pursuant to 17 C.F.R. Section 230.416(a).
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Market on July 30, 2025.
(3)
Represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.
(7)
Represents the number of shares of common stock currently reserved for issuance for options that were granted on October 21, 2016, but have not been exercised by the recipient pursuant to the Lake Shore Bancorp, Inc. 2006 Stock Option Plan as adjusted by the application of the exchange ratio of 1.3549 as a result of the completion of the conversion and reorganization of Lake Shore, MHC.